Summary of Significant Accounting Policies - Reserves (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cleco Holdings
Accounting Policies [Line Items]
General liability and workers compensation reserves	$ 4.3	$ 4.8